Summary of Significant Accounting Policies (Details) $ in Millions				12 Months Ended			24 Months Ended
	Oct. 28, 2016 USD ($)	Sep. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2007 USD ($)
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)				76.00%			76.00%
Goodwill and Other Intangible Assets
Goodwill				$ 19	$ 12		$ 19
Impairment charges				0
Changes in the asset retirement obligation
Beginning balance				18	17		17
Accretion Expense				1	1
Ending balance				19	18	$ 17	$ 19
Cash and Cash Equivalents
Interest				29	17	20
Income taxes (net of refunds)				31	60	135
Supplemental Non-Cash Transactions
Gain on sale of controlling interest in subsidiary						66
Net proceeds from sale of controlling interest in subsidiary						74
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate				$ 3	$ 17	16
Foreign Currency Transactions and Translation
Number of consolidated subsidiaries using local currency as their functional currency | item				4
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency | item				8
Minimum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information				1 month
Property, Plant and Equipment
Useful Lives				3 years
Maximum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information				3 months
Property, Plant and Equipment
Useful Lives				30 years
Belarina
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration	$ 0
Pork
Goodwill and Other Intangible Assets
Goodwill								$ 12
Increase in goodwill				$ 6
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration				219
Pork | Triumph
Supplemental Non-Cash Transactions
Percentage of ownership interest sold		50.00%	50.00%
Commodity Trading and Milling
Goodwill and Other Intangible Assets
Increase in goodwill				$ 1
Commodity Trading and Milling | Belarina
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information	3 months
Goodwill and Other Intangible Assets
Goodwill	$ 1
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration	$ 0
Disposed of by Sale | Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Decrease in net working capital		$ 21
Increase in investments in and advances to affiliates		(74)
Decrease in property, plant and equipment		16
Decrease in goodwill		28
Decrease in other intangible assets, net (not subject to amortization)		17
Gain on sale of controlling interest in subsidiary		66
Net proceeds from sale of controlling interest in subsidiary		$ 74
Disposed of by Sale | Pork | Triumph | Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Percentage of ownership interest sold		50.00%	50.00%
Gain on sale of controlling interest in subsidiary						$ 66
Net proceeds from sale of controlling interest in subsidiary			$ 74